Website Development Costs	6 Months Ended
Jun. 30, 2017
Research and Development [Abstract]
Website Development Costs

NOTE 5 – WEBSITE DEVELOPMENT COSTS

Intangible assets consisted of the following at June 30, 2017 and December 31, 2016:

	June 30, 2017	December 31, 2016
Website development	$105,450	$-
Less: accumulated amortization	(8,580)	-
Total intangible assets, net	$96,870	$-

Amortization expense for the six months ended June 30, 2017 and 2016 was $8,580 and $0 respectively.